Inventories - Schedule of Provision for Inventory (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Provision for Inventory [Abstract]
Balance at the beginning of the period	$ (161,476)	$ (72,787)
Provision during the six months period	(82,031)
Foreign exchange difference	(6,157)	(303)
Balance at the end of the period	$ (249,664)	$ (73,090)